Dreyfus Premier
      Strategic
      Income Fund

      SEMIANNUAL REPORT April 30, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Financial Futures

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            20   Financial Highlights

                            24   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier

                                                          Strategic Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Strategic Income Fund, covering the six-month period from November 1, 2001 through April 30, 2002. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and director of the Dreyfus Taxable Fixed Income Team that manages the fund.

As of the reporting period's close, we have seen signs of economic recovery, which may signal an end to the U.S. economic recession. As the economy has gained strength, however, some segments of the bond market have given back a portion of the gains achieved during the Federal Reserve Board's aggressive campaign of interest-rate reductions. The economic outlook may have become less uncertain, but the short-term movements of the bond market remain impossible to predict.

Indeed, as many professionals can attest, the bond market's direction becomes clearer only when viewed from a perspective measured in full economic cycles. Although you may become excited about the opportunities or worried about the challenges presented under current market conditions, we encourage you to consider your long-term goals first. And, as always, we urge you to solicit the advice of a professional financial advisor who can help you navigate the right course to financial security for yourself and your family. For our part, and as we have for more than 50 years, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and our experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2002




DISCUSSION OF FUND PERFORMANCE

Gerald Thunelius, Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Strategic Income Fund perform relative to its benchmark

For the six-month period ended April 30, 2002, the fund achieved a total return of 3.71% for Class A shares, 3.46% for Class B shares, 3.34% for Class C shares and 3.92% for Class R shares.(1) The fund' s Class A, B, C and R shares distributed aggregate income dividends totaling $0.3599, $0.3312, $0.3168 and $0.3746 per share, respectively. In comparison, the Merrill Lynch Global Bond Index (the "Index"), the fund's benchmark, achieved a total return of -0.81% for the same period.(2) Additionally, the fund is reported in the Lipper Multi-Sector Income Funds category. Over the reporting period, the average total return for all funds reported in the category was 3.18%.(3)

We attribute the fund' s strong performance during the reporting period to a recovering U.S. economy, which, along with many U.S. and foreign bond markets, rebounded from the lows established after the September 11 terrorist attacks. We are pleased that the fund outperformed both its benchmark and Lipper category average, which we attribute to our holdings of certain emerging markets debt and certain high yield corporate bonds.

What is the fund's investment approach?

The fund seeks high current income. Capital appreciation is a secondary objective. Under normal market conditions, the fund will invest mainly in four areas of the bond market:

* U.S. government securities, including U.S. Treasuries, U.S. government agency securities and mortgage pass-through securities.

* Privately issued mortgage-related securities, including collateralized mortgage obligations, commercial mortgage-backed securities and debt issued by real estate investment trusts.

*    Domestic high yield corporate bonds.

* Debt securities of foreign issuers in developing and emerging markets, including Brady bonds and loan participation interests.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Our investment approach emphasizes:

* FUNDAMENTAL ECONOMIC ANALYSIS. Our review of both global and U.S. economic conditions helps us establish the portfolio' s sector weightings and interest-rate sensitivity (duration, a measure of sensitivity to interest-rate changes) . If interest rates appear to be rising, we will generally reduce the fund' s average duration to keep cash available for the purchase of higher yielding securities as they become available. If interest rates appear to be declining, we may increase the fund's average duration to lock in prevailing yields.

* SECTOR ALLOCATION. We allocate assets among the various sectors of the fixed-income marketplace according to their relative attractiveness under prevailing and expected economic conditions.

* Security selection. When choosing securities for investment, we review an issuer's financial strength and the current state and long-term outlook of the issuer's industry group. We may focus more on one group or security over another based on our risk/reward and value analyses. We also consider economic, interest-rate and liquidity conditions when investing.

What other factors influenced the fund's performance?

During the reporting period, the fund was primarily influenced by an economic recovery that began in the United States and appears to have spread with varying degrees of intensity to markets worldwide. The effects of a stronger economy were particularly pronounced in the emerging markets, which rebounded from relatively low prices established during the recession. The fund also benefited from its holdings of high yield corporate bonds from U.S. issuers, including securities that rallied from beaten-down price levels.

Among the fund' s domestic investments, holdings of high yield corporate securities focused primarily on fundamentally sound industrial and telecommunications companies with at least a three-year operating history and positive cash flows. The fund's U.S. Treasury securities portfolio emphasized inflation-indexed securities, which rose in value as the economic recovery gained momentum.

The fund' s portfolio of foreign securities from developed markets was composed primarily of government bonds from "G7" nations such as

Germany, France and Spain. These investments generally produced mixed results when falling prices were offset by currency gains. The fund was relatively underweighted in certain emerging markets, which helped the fund to avoid the slight ripple effect resulting from Argentina's financial crisis. The fund's emerging market holdings were concentrated mainly in Latin American nations such as Brazil, Colombia and Venezuela, where bonds rallied strongly after Argentina's financial crisis failed to spread to these countries.

What is the fund's current strategy?

We have continued to search the global fixed-income markets for income opportunities. That search has led us to emphasize domestic high yield corporate bonds, especially those issued by industrial companies such as U.S. oil and mining companies, steel manufacturers, lumber companies and paper makers. In our view, natural resource producers will enjoy substantially improved pricing power as the economy gains strength. On the other hand, we have maintained relatively light exposure to U.S. Treasury securities. Our foreign investments were split between the emerging and developed markets, with the former concentrated in Latin America and the latter in Canada and Europe. Of course, we are prepared to change our strategies and the fund's composition as market conditions evolve.

May 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN EFFECT THROUGH OCTOBER 31, 2002, AT WHICH TIME IT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF NET DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MERRILL LYNCH GLOBAL BOND INDEX IS A BROAD-BASED INDEX CONSISTING OF FIXED-RATE, COUPON-BEARING BONDS WITH A MATURITY RANGE GREATER THAN OR EQUAL TO ONE YEAR AND INCLUDES BBB-RATED BONDS AND SOME BONDS THAT ARE NOT RATED BY THE MAJOR U.S. RATING AGENCIES.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund



STATEMENT OF INVESTMENTS

April 30, 2002 (Unaudited)

                                                                                               Principal
BONDS AND NOTES--94.5%                                                                          Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
AIRCRAFT AND AEROSPACE--.9%

Goodrich (BF),

   Notes, 7%, 2038                                                                               80,000                   66,868

US Airways,

  Enhanced Equipment Notes,

   Ser. C, 8.93%, 2009                                                                            9,566                    6,661

                                                                                                                          73,529

ASSET-BACKED CTFS.--2.6%

MBNA Credit Card Master Note Trust,

   Ser. 2002-C1, Cl. C1, 6.8%, 2014                                                              65,000                   64,636

The Money Store Home Equity Trust,

   Ser. 1996-C, Cl. A14, 7.785%, 2022                                                           130,000                  134,990

                                                                                                                         199,626

AUTO LOANS--1.8%

Ford Motor Credit,

   Global Landmark Securities, 6.5%, 2007                                                        45,000                   44,753

GMAC,

   Notes, 6.125%, 2006                                                                           97,000                   98,215

                                                                                                                         142,968

BANKING--.6%

J. P. Morgan Chase & Co.,

   Sub. Notes, 6.625%, 2012                                                                      43,000                   43,168

CABLE AND MEDIA--3.2%

AOL Time Warner:

   Bonds, 7.7%, 2032                                                                             29,000                   27,210

   Notes, 6.875%, 2012                                                                           17,000                   16,154

Adelphia Communications,

   Sr. Notes, 10.875%, 2010                                                                      10,000                    8,700

Charter Communications Holdings/Capital:

   Sr. Discount Notes, 0/11.75%, 2011                                                            65,000  (b)              37,375

   Sr. Notes, 8.625%, 2009                                                                       55,000                   49,363

Fox Family Worldwide,

   Sr. Notes, 9.25%, 2007                                                                        45,000                   47,475

NTL,

   Sr. Notes, 11.2%, 2007                                                                        30,000                   28,200

Viacom,

   Gtd. Sr. Notes, 6.625%, 2011                                                                  32,000                   32,283

                                                                                                                         246,760

CHEMICALS--.1%

Huntsman ICI Chemicals,

   Sr. Sub. Notes, 9.5%, 2007                                                                    30,000  (c,d)             9,150


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.--6.5%

Bear Stearns Commercial Mortgage Securities,

   Ser. 2001-TOP2, Cl. A1, 6.08%, 2035                                                          100,861                  103,843

CS First Boston Mortgage Securities:

   Ser. 1998-C1, Cl. C, 6.78%, 2009                                                             250,000                  255,813

   Ser. 2001-SPGA, Cl. A2, 6.515%, 2018                                                         130,000  (c)             130,992

Green Tree Home Improvement Loan Trust,

   Ser. 1997-A, Cl. HEA6, 7.16%, 2028                                                            18,925                   19,254

                                                                                                                         509,902

FINANCE--4.4%

Capital One Financial,

   Sr. Notes, 7.25%, 2003                                                                        30,000                   30,423

Credit-Backed Steers Trust:

   Ser. 2001 Trust Ctfs., Ser. VZ-1, 5.565%, 2005                                                70,000  (c)              69,300

   Ser. 2002 Trust Ctfs., Ser. 3F, 8.5%, 2007                                                    25,000  (c)              24,781

Farmers Exchange Capital,

   Trust Surplus Notes, 7.05%, 2028                                                              35,000  (c)              27,563

Goldman Sachs Group,

   Sr. Notes, 6.6%, 2012                                                                         40,000                   39,825

Household Finance,

   Notes, 6.75%, 2011                                                                            56,000                   55,644

MBNA,

   Sr. Notes, Ser. F, 7.5%, 2012                                                                 43,000                   44,518

Prudential Holdings,

   Bonds, Ser. B, 7.245%, 2023                                                                   42,000  (c)              43,455

Qwest Capital Funding,

   Gtd. Notes, 7.9%, 2010                                                                        15,000                   11,043

                                                                                                                         346,552

FOOD AND TOBACCO--1.6%

Land O' Lakes,

   Sr. Notes, 8.75%, 2011                                                                        32,000  (c)              30,080

Philip Morris Cos.,

   Notes, 7.65%, 2008                                                                            40,000                   42,961

Tyson Foods,

   Notes, 8.25%, 2011                                                                            50,000  (c)              54,127

                                                                                                                         127,168

FOREIGN/GOVERNMENTAL--20.4%

Canada Government,

   Bonds, 5.75%, 2006                                                                      CAD  250,000                  164,599

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN/GOVERNMENTAL (CONTINUED)

France O.A.T.:

   Bonds, 5.75%, 2032                                                                      EUR  200,000                  185,715

   Deb., 3%, 2012                                                                          EUR  250,000      (e)         224,903

German Government,

   Bonds, Ser. 139, 4%, 2007                                                               EUR  250,000                   218,376

Republic of Argentina,

   Discount Notes, Ser. D, 0%, 2002                                                             100,000                    99,125

Republic of Colombia,

   Notes, Ser. 7, 9.75%, 2008                                                              GBP  250,000                   312,805

Republic of Venezuela,

   Sr. Notes, 11%, 2008                                                                    EUR  75,000                     59,389

Spain Government,

   Notes, 5.75%, 2032                                                                      EUR  200,000                   181,344

United Mexican States,

   Sr. Notes, 8.75%, 2002                                                                  GBP  100,000                   146,024

                                                                                                                        1,592,280

HOTELS--.8%

Hilton,

   Notes, 7.625%, 2008                                                                           41,000                   41,571

Resorts International Hotel and Casino,

   First Mortgage, 11.5%, 2009                                                                   20,000  (c)              19,550

                                                                                                                          61,121

INFORMATION/DATA TECHNOLOGY--1.5%

Amkor Technology,

   Sr. Notes, 9.25%, 2006                                                                         6,000                    6,075

Computer Sciences,

   Notes, 6.75%, 2006                                                                            30,000                   31,016

Hewlett-Packard,

   Notes, 5.75%, 2006                                                                            39,000                   38,890

Thomson,

   Notes, 6.2%, 2012                                                                             40,000                   39,389

                                                                                                                         115,370

INSURANCE--1.8%

Ace Capital Trust II,

   Gtd. Capital Securities, 9.7%, 2030                                                           66,000                   78,810

Berkley (WR) Capital Trust,

   Gtd. Capital Securities, 8.197%, 2045                                                          5,000                    4,554

Conseco,

   Notes, 6.8%, 2007                                                                             23,000  (c)              12,075


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                     Amount(a)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE (CONTINUED)

Mercury General,

   Sr. Notes, 7.25%, 2011                                                                        16,000                   16,508

Zurich Capital Trust I,

   Gtd. Capital Securities, 8.376%, 2037                                                         26,000  (c)              25,675

                                                                                                                         137,622

METALS AND MINING--1.4%

Alcoa,

   Notes, 6%, 2012                                                                               54,000                   53,778

Barrick Gold Finance,

   Gtd. Deb., 7.5%, 2007                                                                         25,000                   26,386

Owens-Brockway Glass Container,

   Sr. Secured Notes, 8.875%, 2009                                                               28,000  (c)              29,050

                                                                                                                         109,214

OIL AND GAS--5.2%

Apache,

   Sr. Notes, 6.25%, 2012                                                                        25,000                   25,155

El Paso,

   Sr. Notes, 7.8%, 2031                                                                         40,000                   40,327

Pemex Project Funding Master Trust,

   Gtd. Notes, 8.5%, 2008                                                                        70,000                   74,463

Petroleos Mexicanos,

   Gtd. Notes, 9%, 2003                                                                    GBP  100,000                  150,625

Triton Energy,

   Sr. Notes, 9.25%, 2005                                                                        35,000                   38,675

Vintage Petroleum,

   Sr. Notes, 8.25%, 2012                                                                        29,000  (c)              29,073

Williams Cos.,

   Notes, 8.125%, 2012                                                                           47,000  (c)              48,149

                                                                                                                         406,467

PAPER PRODUCTS--1.9%

Bowater Canada Finance,

   Gtd. Notes, 7.95%, 2011                                                                       50,000                   50,619

Sealed Air,

   Gtd. Sr. Notes, 8.75%, 2008                                                                   44,000  (c)              46,479

Weyerhaeuser,

   Notes, 5.95%, 2008                                                                            50,000  (c)              49,453

                                                                                                                         146,551

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--.3%

Beckman Coulter,

   Sr. Notes, 6.875%, 2011                                                                       25,000                   25,487

REAL ESTATE--1.8%

Cresent Real Estate Equities,

   Sr. Notes, 9.25%, 2009                                                                        15,000  (c)              15,404

iStar Financial,

   Sr. Notes, 8.75%, 2008                                                                        57,000                   58,254

New Plan Excel Realty Trust,

   Sr. Notes, 6.875%, 2004                                                                       50,000                   51,587

Ventas Realty,

   Sr. Notes, 9%, 2012                                                                           15,000  (c)              15,413

                                                                                                                         140,658

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS.--3.0%

Bank of America Mortgage Securities:

   Ser. 2001-8, Cl. 2B4, 6.5%, 2031                                                               3,894  (c)               3,378

   Ser. 2001-8, Cl. 2B5, 6.5%, 2031                                                               3,894  (c)               2,918

   Ser. 2001-8, Cl. 2B6, 6.5%, 2031                                                               3,894  (c)               1,227

Countrywide Home Loans,

   Ser. 2000-9, Cl. B2, 7.5% 2031                                                                74,099                   73,485

Residential Funding Mortgage Securities I,

   Ser. 1999-S11, Cl. M3, 6.5%, 2029                                                            158,287                  156,674

                                                                                                                         237,682

RETAIL--1.2%

Sears Roebuck Acceptance,

   Notes, 6.75%, 2011                                                                            57,000                   57,903

Toys R Us,

   Notes, 7.625%, 2011                                                                           35,000                   32,614

                                                                                                                          90,517

STRUCTURED INDEX--2.1%

Morgan Stanley Tracers,

   Notes, 7.201%, 2011                                                                          105,000  (c,f)           105,604

Passive High Yield Return Securities Trusts 2001,

   Ctfs., 9.24%, 2011                                                                            61,000  (c,g)            57,170

                                                                                                                         162,774

TELECOMMUNICATIONS--6.3%

AT&T,

   Sr. Notes, 7.3%, 2011                                                                         35,000  (c)              32,157


                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                     Amount(a)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)

AT&T Wireless Services,

   Notes, 8.125%, 2012                                                                           26,000                   25,672

British Telecommunications,

   Notes, 8.375%, 2010                                                                           47,000                   51,560

Citizens Communications:

   Notes, 6.375%, 2004                                                                           72,000  (c)              73,022

   Notes, 9.25%, 2011                                                                            52,000                   55,973

Marconi,

   Bonds, 8.375%, 2030                                                                            2,000                      610

Sprint Capital,

   Gtd. Notes, 8.375%, 2012                                                                      36,000  (c)              35,502

TCI Communication Financing III,

   Capital Securities, 9.65%, 2027                                                               35,000                   38,131

Tritel PCS:

   Sr. Discount Notes, 0/12.75%, 2009                                                            33,000  (b)              29,700

   Sr. Sub. Notes, Ser. B, 10.375%, 2011                                                        121,000                  134,915

WorldCom,

   Notes, 7.5%, 2011                                                                             36,000                   16,945

                                                                                                                         494,187

TEXTILES--.6%

Mohawk Industries,

   Notes, 7.2%, 2012                                                                             45,000  (c)              46,389

U.S. GOVERNMENTS--8.2%

U.S. Treasury Inflation Protection Securities:

   3.625%, 1/15/2008                                                                            143,000  (h,i)           164,339

   Coupon Strips:

      0%, 10/15/2028                                                                             10,000  (h,j)             7,260

      0%, 4/15/2029                                                                              10,000  (h,j)             7,428

   Principal Strips,

      0%, 4/15/2029                                                                             150,000  (h)              68,237

U.S. Treasury Notes,

   4.875%, 2/15/2012                                                                            396,000                  389,502

                                                                                                                         636,766

U.S. GOVERNMENT AGENCIES--3.2%

Tennessee Valley Authority,

  Valley Indexed Principal Securities,

   3.375%, 1/15/2007                                                                            220,000  (h)             250,630

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--7.8%

Federal Home Loan Mortgage Corp.,

  REMIC, Gtd. Multiclass Mortgage Participation Ctfs.

  (Interest Only Obligation):

      Ser. 2116, Cl. JI, 6.5%, 6/15/2025                                                        284,026  (j)              24,852

      Ser. 2292, Cl. TS, 6.5%, 12/15/2021                                                       591,700  (j)              97,243

Federal National Mortgage Association:

   6.406%, 1/1/2011                                                                              98,772                  102,195

   6.5%                                                                                         297,000  (k)             300,525

Government National Mortgage Association I,

   6.5%                                                                                          84,000  (k)              85,155

                                                                                                                         609,970

UTILITIES--3.5%

Allegheny Energy Supply,

   Bonds, 8.25%, 2012                                                                            36,000  (c)              37,180

Cinergy,

   Deb., 6.25%, 2004                                                                             19,000                   19,141

Marketspan,

   Deb., 8.2%, 2023                                                                              32,000                   33,101

Marlin Water Trust II/Capital II,

   Sr. Secured Notes, 6.31%, 2003                                                                30,000  (c,d)             4,800

Mission Energy Holding,

   Sr. Secured Notes, 13.5%, 2008                                                                42,000  (c)              46,305

NRG Energy,

   Sr. Notes, 8.625%, 2031                                                                       45,000                   42,749

Nisource Finance,

   Gtd. Sr. Notes, 7.875%, 2010                                                                  22,000                   22,282

PSEG Energy Holdings,

   Sr. Notes, 8.5%, 2011                                                                         66,000                   65,525

                                                                                                                         271,083

WIRELESS COMMUNICATIONS--1.8%

Motorola,

   Deb., 5.22%, 2097                                                                             46,000                   26,630

Nextel Communications:

   Conv. Sub. Deb., 5.25%, 2010                                                                  10,000                    5,388

   Sr. Notes, 9.375%, 2009                                                                       94,000                   66,035

TeleCorp PCS,

   Gtd. Sr. Discount Notes, 0/11.625%, 2009                                                      49,000  (b)              44,100

                                                                                                                         142,153

TOTAL BONDS AND NOTES

   (cost $7,378,810)                                                                                                   7,375,744


                                                                                               Principal
OTHER SECURITIES--5.6%                                                                         Amount(a)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BANKING:

Abbey National Capital Trust I,

  Gtd. Non-Cumulative Trust Preferred Securities,

   8.963%, 6/30/2030                                                                             50,000  (l,m)            50,672

Fuji JGB,

  Non-Cumulative Preferred Securities,

   Ser. A, 9.87%, 6/30/2008                                                                     160,000  (c,l,m)         132,324

KBC Bank Funding Trust III,

  Gtd. Non-Cumulative Trust Preferred Securities,

   9.86%, 11/2/2009                                                                              35,000  (c,l,m)          40,445

Royal Bank of Scotland Group,

  Conv. Non-Cumulative Dollar Preference Shares,

   7.648%, 9/30/2031                                                                             94,000  (l,m)           108,562

Sun Life of Canada Capital Trust I,

  Gtd. Capital Securities,

   8.526%, 5/6/2007                                                                              58,000  (c,m)            60,289

UBS Preferred Funding Trust I,

  Gtd. Non-Cumulative Capital Trust Securities,

   8.622%, 10/1/2010                                                                             42,000  (l,m)            47,258

TOTAL OTHER SECURITIES

   (cost $450,068)                                                                                                       439,550
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--.7%                                                                            Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CABLE AND MEDIA--.1%

Equity Securities Trust I,

   Cum. Conv., $2.34325                                                                             240                    6,264

INFORMATION/DATA TECHNOLOGY--.3%

Motorola,

   Cum. Conv., $3.50 (units)                                                                        478  (n)              22,944

OIL AND GAS--.3%

EXCO Resources,

   Cum. Conv., $1.05                                                                              1,400                   25,200

TOTAL PREFERRED STOCKS

   (cost $62,035)                                                                                                         54,408

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                           Face Amount
                                                                                           Covered by
OPTIONS--.0%                                                                               Contracts(a)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS;

U.S. Treasury Notes, 3.5%, 11/15/2006,

  May 2002 @ $95.899

   (cost $1,475)                                                                                242,000                      794
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $7,892,388)                                                              100.8%                7,870,496

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.8%)                 (60,290)

NET ASSETS                                                                                       100.0%                7,810,206

(A) PRINCIPAL AMOUNT WILL BE IN U.S. DOLLARS UNLESS OTHERWISE NOTED.
    CAD--CANADIAN DOLLAR
    EUR--EUROS
    GBP--BRITISH POUND

(B)  ZERO COUPON UNTIL A SPECIFIED DATE AT WHICH TIME THE STATED COUPON RATE
     BECOMES EFFECTIVE UNTIL MATURITY.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30,
     2002, THESE SECURITIES AMOUNTED TO $1,358,479 OR 17.4% OF NET ASSETS.

(D)  NON-INCOME PRODUCING--SECURITY IN DEFAULT.

(E)  PRINCIPAL AMOUNT FOR ACCRUAL PURPOSES IS PERIODICALLY ADJUSTED BASED ON
     CHANGES TO THE EURO-ZONE HICP INDEX.

(F)  SECURITY LINKED TO A PORTFOLIO OF INVESTMENT GRADE DEBT SECURITIES.

(G)  SECURITY LINKED TO A PORTFOLIO OF HIGH YIELD DEBT SECURITIES.

(H)  PRINCIPAL AMOUNT FOR ACCRUAL PURPOSES IS PERIODICALLY ADJUSTED BASED ON
     CHANGES IN THE CONSUMER PRICE INDEX.

(I)  WHOLLY HELD BY A BROKER AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS

(J)  NOTIONAL FACE AMOUNT SHOWN.

(K)  PURCHASED ON A FORWARD COMMITMENT BASIS.

(L)  THE STATED INTEREST RATE IS IN EFFECT UNTIL A SPECIFIED DATE AT WHICH TIME
     THE INTEREST RATE BECOMES SUBJECT TO PERODIC CHANGE.

(M)  DATE SHOWN REPRESENTS EARLIEST DATE THE ISSUER MAY REDEEM THE SECURITY.

(N)  UNITS REPRESENT A CONTRACT TO PURCHASE SHARES OF COMMON STOCK FOR $50 AND A
     SENIOR NOTE WITH A PRINCIPAL AMOUNT OF $50.


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

April 30, 2002 (Unaudited)


                                                                   Market Value                                        Unrealized
                                                                     Covered by                                      Appreciation
                                            Contracts              Contracts ($)            Expiration             at 4/30/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Australian Dollars                                 12                   643,680              June 2002                   23,280

Euro Dollar                                         4                   449,500              June 2002                   13,500

                                                                                                                         36,780


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  7,892,388    7,870,496

Receivable for investment securities sold                               724,948

Dividends and interest receivable                                       142,200

Paydowns receivable                                                       3,311

Net unrealized appreciation on forward
  currency exchange contracts--Note 4                                     2,441

Prepaid expenses and other assets                                        32,690

                                                                      8,776,086
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                             6,189

Cash overdraft due to Custodian                                          60,820

Payable for investment securities purchased                             815,547

Payable for shares of Beneficial Interest redeemed                       54,141

Payable for futures variation margin--Note 4                              2,185

Interest payable--Note 2                                                    319

Accrued expenses                                                         26,679

                                                                        965,880
--------------------------------------------------------------------------------

NET ASSETS ($)                                                        7,810,206
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                       8,083,501

Accumulated distributions in excess of investment income--net          (28,296)

Accumulated net realized gain (loss) on investments
  and foreign currency transactions                                   (262,761)

Accumulated net unrealized appreciation (depreciation) on investments, foreign currency and option transactions (including $36,780
  net unrealized appreciation on financial futures)                      17,762
--------------------------------------------------------------------------------

NET ASSETS ($)                                                        7,810,206

NET ASSET VALUE PER SHARE


                                                            Class A              Class B              Class C               Class R
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                            2,245,996            3,569,184             1,466,207               528,819

Shares Outstanding                                          186,806              297,086               122,057                43,964
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                 12.02                12.01                 12.01                12.03


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                               264,420

Cash dividends                                                           1,750

TOTAL INCOME                                                           266,170

EXPENSES:

Management fee--Note 3(a)                                               24,800

Registration fees                                                       30,007

Distribution fees--Note 3(b)                                            13,975

Custodian fees--Note 3(c)                                               13,833

Legal fees                                                              10,894

Shareholder servicing costs--Note 3(c)                                  10,512

Auditing fees                                                            6,899

Prospectus and shareholders' reports                                     3,502

Trustees' fees and expenses--Note 3(d)                                     584

Interest expense--Note 2                                                   354

Miscellaneous                                                           10,833

TOTAL EXPENSES                                                         126,193

Less--expense reimbursement from The Dreyfus Corporation
  due to undertaking--Note 3(a)                                       (65,325)

NET EXPENSES                                                            60,868

INVESTMENT INCOME--NET                                                 205,302
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency transactions
  (including options written)                                        (342,991)

Net realized gain (loss) on financial futures                          138,738

NET REALIZED GAIN (LOSS)                                             (204,253)

Net unrealized appreciation (depreciation) on investments,
  foreign currency and option transactions [including ($5,023)
  net unrealized (depreciation) on financial futures]                  273,456

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  69,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   274,505

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2002           Year Ended
                                              (Unaudited)  October 31, 2001(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            205,302             344,149

Net realized gain (loss) on investments         (204,253)             (59,012)

Net unrealized appreciation
   (depreciation) on investments                 273,456             (255,694)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     274,505               29,443
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                   (67,822)            (119,468)

Class B shares                                   (96,719)            (139,636)

Class C shares                                   (36,829)             (37,248)

Class R shares                                   (16,140)             (29,964)

Net realized gain on investments:

Class A shares                                   (10,029)                   --

Class B shares                                   (15,029)                   --

Class C shares                                    (6,064)                   --

Class R shares                                    (2,295)                   --

TOTAL DIVIDENDS                                 (250,927)            (326,316)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                        299           2,210,225

Class B shares                                    286,680           3,538,903

Class C shares                                    267,334           1,229,156

Class R shares                                         --             500,000

Dividends reinvested:

Class A shares                                     74,565             118,042

Class B shares                                     84,708             114,939

Class C shares                                     29,599              28,325

Class R shares                                     18,435              29,964

Cost of shares redeemed:

Class A shares                                   (69,196)                   --

Class B shares                                  (112,418)            (214,889)

Class C shares                                   (48,712)              (2,458)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS         531,294            7,552,207

TOTAL INCREASE (DECREASE) IN NET ASSETS          554,872            7,255,334
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                             7,255,334                  --

END OF PERIOD                                   7,810,206            7,255,334


                                         Six Months Ended
                                           April 30, 2002           Year Ended
                                              (Unaudited)  October 31, 2001(a)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(B)

Shares sold                                            25              176,770

Shares issued for dividends reinvested              6,289                9,495

Shares redeemed                                   (5,773)                   --

NET INCREASE (DECREASE) IN SHARES OUTSTANDING         541              186,265
--------------------------------------------------------------------------------

CLASS B(B)

Shares sold                                        24,213              283,725

Shares issued for dividends reinvested              7,148                9,257

Shares redeemed                                    (9,458)             (17,799)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      21,903              275,183
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        22,414              99,165

Shares issued for dividends reinvested              2,497               2,285

Shares redeemed                                    (4,096)               (208)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      20,815              101,242
--------------------------------------------------------------------------------

CLASS R

Shares sold                                            --               40,000

Shares issued for dividends reinvested              1,555                2,409

NET INCREASE (DECREASE) IN SHARES OUTSTANDING       1,555               42,409

(A)  FROM DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001.

(B) DURING THE PERIOD ENDED APRIL 30, 2002, 45 CLASS B SHARES REPRESENTING $533 WERE AUTOMATICALLY CONVERTED TO 45 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                               Six Months Ended
                                                 April 30, 2002      Year Ended
CLASS A SHARES                                      (Unaudited)      October 31,
                                                                      2001(a)
-------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      12.00          12.50

Investment Operations:

Investment income--net                                   .34(b)            .75

Net realized and unrealized gain (loss)
   on investments                                        .05              (.54)

Total from Investment Operations                         .39               .21

Distributions:

Dividends from investment income--net                   (.32)             (.71)

Dividends from net realized gain on investments         (.05)              --

Total Distributions                                     (.37)             (.71)

Net asset value, end of period                         12.02             12.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C,D)                                   3.71              1.60
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets(e)    1.24              1.24

Ratio of interest expense to average net assets(e)       .01               .01

Ratio of net investment income
   to average net assets(e)                             5.75              7.13

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation(e)    1.70              1.93

Portfolio Turnover Rate(d)                            291.29            936.98
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                  2,246             2,234

(A) FROM DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                               Six Months Ended
                                                 April 30, 2002     Year Ended
CLASS B SHARES                                      (Unaudited)     October 31,
                                                                    2001(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      11.99          12.50

Investment Operations:

Investment income--net                                   .31(b)            .69

Net realized and unrealized gain (loss)
   on investments                                        .06              (.54)

Total from Investment Operations                         .37               .15

Distributions:

Dividends from investment income--net                   (.30)             (.66)

Dividends from net realized gain on investments         (.05)             --

Total Distributions                                     (.35)             (.66)

Net asset value, end of period                         12.01             11.99
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C,D)                                   3.46              1.16
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets(e)    1.74              1.75

Ratio of interest expense to average net assets(e)       .01               .01

Ratio of net investment income
   to average net assets(e)                             5.22              6.64

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation(e)    1.71              1.98

Portfolio Turnover Rate(d)                            291.29            936.98
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                  3,569             3,299

(A) FROM DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                               Six Months Ended
                                                 April 30, 2002      Year Ended
CLASS C SHARES                                      (Unaudited)     October 31,
                                                                        2001(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      11.99          12.50

Investment Operations:

Investment income--net                                      .30(b)         .67

Net realized and unrealized gain (loss)
   on investments                                           .05           (.54)

Total from Investment Operations                            .35            .13

Distributions:

Dividends from investment income--net                      (.28)          (.64)

Dividends from net realized gain on investments            (.05)           --

Total Distributions                                        (.33)         (.64)

Net asset value, end of period                            12.01         11.99
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C,D)                                      3.34          .96
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets(e)       1.99         1.99

Ratio of interest expense to average net assets(e)          .01          .01

Ratio of net investment income
   to average net assets(e)                                4.97         6.38

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation(e)       1.71         2.02

Portfolio Turnover Rate(d)                               291.29       936.98
-------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                     1,466        1,213

(A) FROM DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                               Six Months Ended
                                                 April 30, 2002      Year Ended
CLASS R SHARES                                      (Unaudited)     October 31,
                                                                        2001(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      12.00          12.50

Investment Operations:

Investment income--net                                      .35(b)         .77

Net realized and unrealized gain (loss)
   on investments                                           .07           (.54)

Total from Investment Operations                            .42            .23

Distributions:

Dividends from investment income--net                      (.34)          (.73)

Dividends from net realized gain on investments            (.05)            --

Total Distributions                                        (.39)          (.73)

Net asset value, end of period                            12.03          12.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                        3.92           1.78
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets(d)        .99           1.00

Ratio of interest expense to average net assets(d)          .01            .01

Ratio of net investment income
   to average net assets(d)                                5.99           7.38

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation(d)       1.73           1.92

Portfolio Turnover Rate(c)                               291.29         936.98
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                       529            509

(A) FROM DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2001.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

(D) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Strategic Income Fund (the "fund") is a separate non-diversified series of Dreyfus Premier Fixed Income Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to maximize current income. The Dreyfus Corporation ( "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. (" Mellon" ), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


(A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills, financial futures and options) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

(B) FOREIGN CURRENCY TRANSACTIONS: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

recorded on the fund' s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

On April 30, 2002, the Board of Trustees declared a cash dividend from undistributed investment income-net, payable on May 1, 2002 (ex-dividend date) to shareholders of record as of the close of business on April 30, 2002 in the following classes: Class A $.047, Class B $.043, Class C $.040 and Class R $.050.

(E) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


NOTE 2--Bank Line of Credit:

The fund may borrow up to $5 million for leveraging purposes under a short-term unsecured line of credit. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended April 30, 2002 was approximately $33,100, with a related weighted average annualized interest rate of 2.16%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .65 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Manager has undertaken from November 1, 2001 through October 31, 2002, that, if the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, 12b-1 distribution plan fees, shareholder service plan fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund's average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear such excess expenses. The expense reimbursement, pursuant to the undertaking, amounted to $65,325 during the period ended April 30, 2002.

The Distributor retained $1,579 during the period ended April 30, 2002 from commissions earned on sales of the fund's shares.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2002, Class B and Class C shares were charged $8,706 and $5,269, respectively, pursuant to the Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2002, Class A, Class B and Class C shares were charged $2,790, $4,353 and $1,756, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2002, the fund was charged $975 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2002, the fund was charged $13,833 pursuant to the custody agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts and options transactions, during the period ended April 30, 2002, amounted to $23,321,743 and $22,143,319, respectively.

The following summarizes the fund' s call/put options written for the period ended April 30, 2002:

                                                    Face Amount                                           Options Terminated
                                                                                             --------------------------------------
                                                     Covered by              Premiums                                  Net Realized
Options Written                                   Contracts ($)          Received ($)           Cost ($)               Gain ($)
-----------------------------------------------------------------------------------------------------------------------------------
Contracts oustanding
    October 31, 2001                                         --                 --

Contracts written                                       224,000                 1,645

Contracts terminated;
    Closed                                              224,000                 1,645            1,365                   280

CONTRACTS OUSTANDING
    APRIL 30, 2002                                           --                    --



The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in market value of the contracts at the close of each day' s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2002, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2002:

                                               Foreign
Forward Currency                              Currency                                                                  Unrealized
Exchange Contracts                             Amounts                Cost ($)             Value ($)              Appreciation ($)
------------------------------------------------------------------------------------------------------------------------------------

PURCHASES:
British Pounds,
    expiring 5/7/2002                          104,654                150,000               152,441                         2,441


At April 30, 2002, accumulated net unrealized depreciation on investments was $21,892, consisting of $122,480 gross unrealized appreciation and $144,372 gross unrealized depreciation.

At April 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus Premier Strategic Income Fund
                        200 Park Avenue
                        New York, NY 10166

                         Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial representative
or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2002 Dreyfus Service Corporation                                  538SA0402